BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about biological assets [abstract]
Schedule of changes in balances of biological assets
The roll-forward of biological assets is as set forth below:

	12/31/2024	12/31/2023
Opening balance	18,278,582	14,632,186
Additions	7,180,450	5,777,952
Additions of merged companies (1)	366,785
Depletions	(4,831,916)	(3,680,997)
Transfers	102,790	(136,297)
Gain on fair value adjustments	1,431,530	1,989,831
Disposals	(130,922)	(128,370)
Write-offs	(114,298)	(175,723)
Closing balance	22,283,001	18,278,582
(1) Refers to the acquisition and merger of 100% of the share capital of the companies Timber VII and Timber XX (note 1.2.6).

Schedule of assumptions used in calculation of fair value of biological assets
The table below discloses the measurement of the premises adopted:

	12/31/2024	12/31/2023
Useful productive planted area (hectare)	1,243,191	1,094,611
Mature assets (6 to 7 years)	191,737	144,942
Immature assets (1 to 5 years)	1,051,454	949,669
Average annual growth (IMA) – m3/hectare/year	37.62	37.92
Average gross sale price of eucalyptus – R$/m3	101.38	96.04
Discount rate (post-tax)	8.80%	8.80%

Schedule of fair value adjustment

	12/31/2024	12/31/2023
Physical changes and discount rate (1)	609,259	1,575,017
Price	822,271	414,814
	1,431,530	1,989,831
1) Includes the variation of indicators: IMA, discount rate and area.